FINANCIAL RISK MANAGEMENT - Schedule of maturity analysis for non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 208,654	$ 192,963
Net debt	75,268	52,077
Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Gross debt - fixed interest rates	(133,386)	(140,886)
Convertible bond - repayable within one year | Convertible Bond
Financial Risk Management [Line Items]
Gross debt - fixed interest rates	(1,768)	(1,879)
Convertible bond - repayable after one year | Convertible Bond
Financial Risk Management [Line Items]
Gross debt - fixed interest rates	$ (131,618)	$ (139,007)